Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2024
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance (income) costs as follows:

	Year ended December 31,
	2024	2023
Interest expense:
Debt	140	193
Derivative financial instruments - hedging activities	-	(1)
Other, net (1)	23	10
Fair value losses (gains) on cash flow hedges, transfer from equity (see note 20)	88	(30)
Net foreign exchange (gains) losses on debt	(88)	30
Net interest expense - debt and other	163	202
Net interest expense - leases	14	9
Net interest expense - pension and other post-employment benefit plans	24	25
Interest income	(76)	(84)
Net interest expense	125	152

(1)	The year ended December 31, 2023 included $12 million of benefits related to the reversal of accrued interest associated with the release of tax reserves (see note 10).

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31,
	2024	2023
Net (gains) losses due to changes in foreign currency exchange rates	(57)	65
Net losses on derivative instruments	2	132
Other	10	(5)
Other finance (income) costs	(45)	192